Summary of related party balances (Details) $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties/shareholders	$ 2,460	$ 3,895
Balance amount of related parties/shareholders		109
Affiliated Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties/shareholders		374
Balance due to shareholders related to acquisitions		(264)
Shareholders Related To Acquisitions [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties/shareholders		124
Balance due to shareholders related to acquisitions		(125)
Shareholder [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties/shareholders		$ 498